Employee Benefit Plans	3 Months Ended
Mar. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plans

11. Employee Benefit Plans

The Company makes contributions to private defined contribution pension plans on behalf of its employees. The Company provides employee contributions up to six percent of each employee’s annual salary based on the jurisdiction the employees are located. The Company paid $0.4 million and $0.1 million in matching contributions for the three months ended March 31, 2019 and 2018, respectively.